Capital structure and financing - C.5. Cash and deposits (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 699	$ 775	$ 1,039	$ 895
Restricted cash	57	56
Pledged deposits	0	6
Mobile Financial Services
Cash and Cash Equivalents [Line Items]
Restricted cash	47	49
Others
Cash and Cash Equivalents [Line Items]
Restricted cash	10	8
Debt denominated in US dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	550	531
Total debt denominated in other currencies
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 149	$ 244